Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Earnings per share
In reflection of the Share Subdivision mentioned in Note 13, the weighted average number of ordinary shares for the purpose of basic and diluted earnings per share for the years ended December 31, 2020 and 2021 has been retrospectively adjusted.

	Year ended December 31,
	2020	2021
Net loss attributable to equity holders of the Company (RMB’000)	82,182	252,310
Weighted average number of ordinary shares in issue	1,470	5,000

Basic loss per share (RMB per share)	55,906	50,462